Commitments and contingent liabilities - Standby Letters of Credits by Investment Grade (Details) - Standby letters of credit	Dec. 31, 2025	Dec. 31, 2024
Investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	78.00%	67.00%
Non-investment grade
Concentration Risk [Line Items]
Standby letters of credit by investment grade	22.00%	33.00%